Commitments - Schedule of Future Minimum Rentals Receivable under Non-Cancelable Operating Leases (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Receivable:
Within one year	$ 2,965,169	$ 511,923
Over one year but not exceeding two years	2,334,949
Over two years but not exceeding three years	2,205,811
Over three years but not exceeding four years	2,141,196
Total future minimum rentals receivables	$ 9,647,125	$ 511,923